Other financial assets (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	4 Months Ended
	Dec. 31, 2020	Dec. 31, 2023
Other Financial Assets
[custom:WarrantExercise]	R$ 162,958
Investment fund		R$ 54,000